PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.1%
Brazil : 7.7%
54,720  B3 SA - Brasil Bolsa
Balcao
$ 144,465
0.1
382,968
Banco Bradesco SA, ADR
1,187,201
0.5
81,851  Banco Santander Brasil
SA, ADR
468,188
0.2
27,531  BB Seguridade
Participacoes SA
191,157
0.1
168,732
(1)(2)
BRF SA, ADR
472,450
0.2
40,987
CCR SA
108,953
0.1
12,818
Energisa S/A
130,938
0.1
13,153
Equatorial Energia SA
94,325
0.0
237,894  Itau Unibanco Holding
SA, ADR
1,570,100
0.7
71,034
Klabin SA
306,394
0.1
28,700
Petroleo Brasileiro SA
246,253
0.1
155,263  Petroleo Brasileiro SA -
Foreign, ADR
2,650,339
1.2
271,111
Raia Drogasil SA
1,384,448
0.6
48,040
Rumo SA
223,891
0.1
37,610
Suzano SA
392,998
0.2
17,702
Telefonica Brasil SA
183,294
0.1
75,831
Telefonica Brasil SA, ADR
782,576
0.4
35,306
TIM SA/Brazil
124,138
0.1
40,856
(1)
TIM SA/Brazil, ADR
718,248
0.3
91,387
Ultrapar Participacoes SA
519,798
0.2
148,451
Vale SA, ADR
2,032,294
0.9
28,276
Vale SA - Foreign
388,036
0.2
67,094
Vibra Energia SA
322,307
0.2
88,474
XP, Inc. - Class A
2,174,691
1.0
16,817,482
7.7
Chile : 0.6%
117,065
Cencosud SA
203,724
0.1
56,326
Empresas CMPC SA
91,776
0.0
18,349
Empresas Copec SA
116,652
0.1
1,999,488
Enel Chile SA
120,189
0.1
16,787  Sociedad Quimica y
Minera de Chile SA, ADR
706,229
0.3
1,238,570
0.6
China : 16.1%
408,100  Alibaba Group Holding
Ltd.
3,660,240
1.7
81,550
(2)
Baidu, Inc. - Class A
1,055,846
0.5
2,623
(2)
BeiGene Ltd., ADR
388,807
0.2
4,000
BYD Co. Ltd. - Class H
89,561
0.0
1,338,000
(3)
CGN Power Co. Ltd. -
Class H
374,941
0.2
216,000  China Communications
Services Corp. Ltd. -
Class H
88,942
0.0
131,000  China Life Insurance Co.
Ltd. - Class H
151,022
0.1
593,773  China Mengniu Dairy Co.
Ltd.
1,315,635
0.6
2,090,000  China Petroleum &
Chemical Corp. - Class H
1,087,225
0.5
253,000  China Railway Group Ltd.
- Class H
115,706
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
347,000
(3)
China Railway Signal &
Communication Corp. Ltd.
- Class H
$ 123,627
0.1
183,000  CRRC Corp. Ltd. - Class
H
85,057
0.0
150,000  CSPC Pharmaceutical
Group Ltd.
110,354
0.0
10,900
ENN Energy Holdings Ltd.
81,138
0.0
416,642
H World Group Ltd.
1,305,936
0.6
46,600  Haier Smart Home Co.
Ltd. - Class H
131,676
0.1
170,500  Hengan International
Group Co. Ltd.
527,952
0.2
84,000  Inner Mongolia Yitai Coal
Co. Ltd. - Class B
158,896
0.1
60,500
(2)(3)
Innovent Biologics, Inc.
243,749
0.1
24,967
(2)
iQIYI, Inc., ADR
83,640
0.0
200,819
JD.com, Inc. - Class A
2,264,462
1.0
83,000  Jiangxi Copper Co. Ltd. -
Class H
116,078
0.1
15,500  Kweichow Moutai Co. Ltd.
- Class A
3,469,341
1.6
21,100
(2)(3)
Meituan - Class B
169,712
0.1
6,100
NetEase, Inc.
118,573
0.1
619,000  People's Insurance Co.
Group of China Ltd. -
Class H
192,434
0.1
2,324,000  PetroChina Co. Ltd. -
Class H
1,681,102
0.8
108,000  PICC Property & Casualty
Co. Ltd. - Class H
134,338
0.1
1,562,740  Shandong Weigao Group
Medical Polymer Co. Ltd.
- Class H
1,001,455
0.5
152,500  Shenzhen International
Holdings Ltd.
125,507
0.1
19,400  Shenzhen Mindray Bio-
Medical Electronics Co.
Ltd. - Class A
726,284
0.3
67,600  Sinopharm Group Co. Ltd.
- Class H
177,753
0.1
152,377
Tencent Holdings Ltd.
5,289,207
2.4
412,000  Tingyi Cayman Islands
Holding Corp.
410,244
0.2
147,000
(3)
Topsports International
Holdings Ltd.
95,283
0.0
27,231
(2)
Trip.com Group Ltd., ADR
995,565
0.5
102,000  Tsingtao Brewery Co. Ltd.
- Class H
582,085
0.3
895,000  Uni-President China
Holdings Ltd.
502,742
0.2
35,680
(1)
Weibo Corp. - Class A
285,420
0.1
164,400  Wuliangye Yibin Co. Ltd.
- Class A
2,901,948
1.3
339,800  Yangzijiang Shipbuilding
Holdings Ltd.
424,213
0.2
66,268
Yum China Holdings, Inc.
2,280,012
1.0
35,123,708
16.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Colombia : 0.0%
152,032
Ecopetrol SA
$ 91,165
0.0
France : 0.7%
3,335
L'Oreal SA
1,595,972
0.7
Germany : 0.5%
6,052
adidas AG
1,142,540
0.5
Greece : 0.6%
6,400  GEK Terna Holding Real
Estate Construction SA
96,415
0.1
6,716  Hellenic
Telecommunications
Organization SA
93,250
0.0
10,164  Helleniq Energy Holdings
SA
81,520
0.0
4,888
Jumbo SA
137,344
0.1
7,147  Motor Oil Hellas Corinth
Refineries SA
195,256
0.1
11,823
Mytilineos SA
485,528
0.2
14,019
OPAP SA
242,707
0.1
1,332,020
0.6
Hong Kong : 2.3%
313,908
AIA Group Ltd.
2,461,799
1.1
69,500  Beijing Enterprises
Holdings Ltd.
251,543
0.1
940,104
(3)
Budweiser Brewing Co.
APAC Ltd.
1,481,738
0.7
806,000
Kunlun Energy Co. Ltd.
722,093
0.3
182,000  Want Want China
Holdings Ltd.
100,336
0.1
5,017,509
2.3
Hungary : 0.4%
59,500  MOL Hungarian Oil & Gas
PLC
487,635
0.2
11,003
Richter Gedeon Nyrt
297,022
0.2
784,657
0.4
India : 16.6%
17,480
Ambuja Cements Ltd.
117,646
0.1
29,214
Asian Paints Ltd.
1,037,726
0.5
2,255
Bajaj Auto Ltd.
208,459
0.1
12,592
Bajaj Finance Ltd.
1,042,259
0.5
77,715
Bharat Electronics Ltd.
174,063
0.1
74,096  Bharat Petroleum Corp.
Ltd.
449,100
0.2
2,693
Britannia Industries Ltd.
168,437
0.1
10,994
Cipla Ltd./India
178,809
0.1
102,117
Coal India Ltd.
500,002
0.2
2,508
Coforge Ltd.
188,538
0.1
6,494  Colgate-Palmolive India
Ltd.
201,119
0.1
7,602  Coromandel International
Ltd.
96,122
0.0
6,810
Cummins India Ltd.
188,154
0.1
2,104
Divi's Laboratories Ltd.
93,008
0.0
4,926  Dr Reddy's Laboratories
Ltd.
361,947
0.2
2,278
Eicher Motors Ltd.
105,451
0.0
44,104
Exide Industries Ltd.
177,997
0.1
172,719
GAIL India Ltd.
359,392
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
72,011
HCL Technologies Ltd.
$ 1,365,739
0.6
3,340
(3)
HDFC Asset Management
Co. Ltd.
144,074
0.1
25,000
HDFC Bank Ltd.
439,647
0.2
61,540
HDFC Bank Ltd., ADR
3,414,855
1.6
6,097
Hero MotoCorp Ltd.
339,427
0.2
37,331
Hindalco Industries Ltd.
259,994
0.1
4,247  Hindustan Aeronautics
Ltd.
153,688
0.1
329,630
Indian Oil Corp. Ltd.
583,732
0.3
18,891
Indraprastha Gas Ltd.
98,002
0.0
58,609
Infosys Ltd.
1,168,439
0.5
140,597  Infosys Ltd. - Foreign,
ADR
2,792,256
1.3
3,417
(2)(3)
InterGlobe Aviation Ltd.
121,857
0.1
18,963
ITC Ltd.
100,809
0.0
11,290
Jindal Steel & Power Ltd.
102,969
0.0
11,808
JSW Steel Ltd.
116,265
0.0
5,134
Larsen & Toubro Ltd.
214,936
0.1
1,446
(3)
LTIMindtree Ltd.
94,711
0.0
7,461
Mahindra & Mahindra Ltd.
148,363
0.1
1,075
Maruti Suzuki India Ltd.
131,850
0.1
3,088
Mphasis Ltd.
96,495
0.0
143
MRF Ltd.
245,207
0.1
5,067
Nestle India Ltd.
152,844
0.1
104,567
NMDC Ltd.
276,850
0.1
96,079
NTPC Ltd.
367,853
0.2
147,045  Oil & Natural Gas Corp.
Ltd.
446,681
0.2
27,315
Oil India Ltd.
140,271
0.1
1,791  Oracle Financial Services
Softwarsse Ltd.
140,594
0.1
1,936
Persistent Systems Ltd.
194,301
0.1
93,188
Petronet LNG Ltd.
302,093
0.1
2,063
PI Industries Ltd.
83,835
0.0
7,645
Piramal Enterprises Ltd.
84,344
0.0
89,399  Power Grid Corp. of India
Ltd.
279,224
0.1
16,540
Rajesh Exports Ltd.
72,760
0.0
297,797
Reliance Industries Ltd.
10,231,270
4.7
332,226
(2)
Reliance Strategic
Investments Ltd.
991,931
0.5
10,926  Sun Pharmaceutical
Industries Ltd.
186,659
0.1
2,436
Supreme Industries Ltd.
121,197
0.1
4,156
Tata Communications Ltd.
86,937
0.0
39,746  Tata Consultancy
Services Ltd.
1,825,579
0.8
93,492  Tata Consumer Products
Ltd.
1,259,020
0.6
17,349
Tata Motors Ltd.
184,643
0.1
135,385
Tata Steel Ltd.
221,693
0.1
19,179
Tech Mahindra Ltd.
307,259
0.1
1,570
UltraTech Cement Ltd.
191,967
0.1
56,213
Vedanta Ltd.
185,595
0.1
12,134
Zydus Lifesciences Ltd.
111,045
0.0
36,227,989
16.6
Indonesia : 1.9%
4,123,600
Astra International Tbk PT
1,336,214
0.6

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia (continued)
3,349,578
Bank Central Asia Tbk PT
$ 2,026,583
0.9
239,600  Bank Mandiri Persero
Tbk PT
100,875
0.1
210,000  Indofood Sukses Makmur
Tbk PT
84,852
0.0
527,800  Sumber Alfaria Trijaya
Tbk PT
88,583
0.0
637,700  Telkom Indonesia Persero
Tbk PT
159,952
0.1
1,439,800  Unilever Indonesia Tbk
PT
282,851
0.1
74,300
United Tractors Tbk PT
107,929
0.1
4,187,839
1.9
Japan : 1.3%
10,570
Fast Retailing Co. Ltd.
2,821,947
1.3
Kuwait : 0.1%
12,473  Humansoft Holding Co.
KSC
139,251
0.1
54,420  Mobile
Telecommunications Co.
KSCP
93,009
0.0
232,260
0.1
Malaysia : 0.6%
175,900
Axiata Group Bhd
101,347
0.0
88,900  CIMB Group Holdings
Bhd
117,094
0.1
131,000
Gamuda Bhd
139,863
0.1
33,600  Kuala Lumpur Kepong
Bhd
157,570
0.1
56,600  Petronas Chemicals
Group Bhd
80,899
0.0
21,600
Petronas Dagangan Bhd
97,451
0.0
29,300
Petronas Gas Bhd
109,891
0.1
179,600
Sime Darby Bhd
92,150
0.0
80,900
Tenaga Nasional Bhd
183,351
0.1
401,600
YTL Corp. Bhd
197,994
0.1
1,277,610
0.6
Mexico : 7.8%
155,922
Alfa SAB de CV - Class A
121,937
0.1
27,226
(2)
Alsea SAB de CV
106,822
0.0
65,214  America Movil SAB de CV
- Foreign, ADR
1,177,113
0.5
13,771  Arca Continental SAB
de CV
156,564
0.1
552,873
(2)
Cemex SAB de CV
458,385
0.2
105,631
(2)
Cemex SAB de CV -
Foreign, ADR
874,625
0.4
36,373  Coca-Cola Femsa SAB
de CV
345,693
0.2
8,154  Coca-Cola Femsa SAB
de CV - Foreign, ADR
774,141
0.4
53,368  Corp Inmobiliaria Vesta
SAB de CV
202,787
0.1
16,966  El Puerto de Liverpool
SAB de CV - Class C1
119,008
0.1
284,130  Fibra Uno Administracion
SA de CV
482,533
0.2
37,309  Fomento Economico
Mexicano SAB de CV
505,221
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
37,473  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
$ 5,079,090
2.3
13,244
GCC SAB de CV
153,789
0.1
10,483  Gruma SAB de CV -
Class B
196,120
0.1
16,227  Grupo Aeroportuario del
Centro Norte SAB de CV
148,312
0.1
14,435  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
224,767
0.1
7,778  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
226,401
0.1
63,783
Grupo Bimbo SAB de CV
290,019
0.1
74,500  Grupo Comercial
Chedraui SA de CV
503,967
0.2
125,927  Grupo Financiero Banorte
SAB de CV - Class O
1,280,451
0.6
18,338
Grupo Mexico SAB de CV
94,527
0.0
139,972
Grupo Televisa SAB, ADR
421,316
0.2
48,556  Kimberly-Clark de Mexico
SAB de CV - Class A
110,250
0.0
67,147  Orbia Advance Corp. SAB
de CV
133,658
0.1
40,965  Prologis Property Mexico
SA de CV
168,509
0.1
16,796  Promotora y Operadora
de Infraestructura SAB
de CV
165,311
0.1
593,903  Wal-Mart de Mexico SAB
de CV
2,453,044
1.1
16,974,360
7.8
Netherlands : 0.9%
18,203
Heineken NV
1,831,132
0.8
21,872
NEPI Rockcastle NV
147,289
0.1
1,978,421
0.9
Peru : 0.8%
70,799  Cia de Minas
Buenaventura SAA, ADR
1,074,021
0.5
4,150
Credicorp Ltd.
615,984
0.3
1,690,005
0.8
Philippines : 0.2%
543,400
DMCI Holdings, Inc.
103,670
0.1
41,830  International Container
Terminal Services, Inc.
180,873
0.1
14,850
Manila Electric Co.
95,554
0.0
380,097
0.2
Qatar : 0.1%
32,685
Ooredoo QPSC
96,053
0.0
41,609
Qatar Fuel QSC
179,208
0.1
275,261
0.1
Romania : 0.1%
2,190,842
OMV Petrom SA
275,997
0.1
Saudi Arabia : 0.4%
31,740  Abdullah Al Othaim
Markets Co.
116,059
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
1,724  Bupa Arabia for
Cooperative Insurance
Co.
$ 94,922
0.0
11,881
Etihad Etisalat Co.
165,062
0.1
23,461
Jarir Marketing Co.
95,343
0.0
3,652
SABIC Agri-Nutrients Co.
124,518
0.1
3,076  Saudi Airlines Catering
Co.
94,492
0.0
14,306
Saudi Telecom Co.
155,673
0.1
1,064  Saudia Dairy & Foodstuff
Co.
102,141
0.0
948,210
0.4
South Africa : 1.6%
12,568
Bid Corp. Ltd.
304,847
0.1
9,017
Bidvest Group Ltd.
118,877
0.0
7,444
Clicks Group Ltd.
119,653
0.1
9,104
Gold Fields Ltd.
134,332
0.1
44,492
MTN Group Ltd.
227,040
0.1
164,735
OUTsurance Group Ltd.
368,229
0.2
41,854
Remgro Ltd.
352,537
0.2
415,524
Sanlam Ltd.
1,585,305
0.7
15,513
Tiger Brands Ltd.
173,901
0.1
27,647  Woolworths Holdings Ltd./
South Africa
102,437
0.0
3,487,158
1.6
South Korea : 16.3%
1,946
(2)
DB Insurance Co. Ltd.
128,369
0.0
3,125
Doosan Bobcat, Inc.
119,013
0.0
4,067  Hana Financial Group,
Inc.
145,426
0.1
2,229
HD Hyundai Co. Ltd.
118,805
0.0
1,243
(2)
Hyundai Glovis Co. Ltd.
162,762
0.1
2,142
Hyundai Mobis Co. Ltd.
335,766
0.1
1,392
Hyundai Motor Co.
202,467
0.1
3,757
(2)
Hyundai Steel Co.
94,081
0.0
23,769
(2)
Kakao Corp.
929,506
0.4
3,384
KB Financial Group, Inc.
143,609
0.1
7,494
(2)
Kia Corp.
575,622
0.3
8,892
(2)
Korean Air Lines Co. Ltd.
149,500
0.1
3,797
KT&G Corp.
257,870
0.1
3,084
LG Electronics, Inc.
214,968
0.1
82,376
LG Uplus Corp.
630,694
0.3
12,914
(2)
NAVER Corp.
1,925,764
0.9
794
POSCO Holdings, Inc.
251,920
0.1
2,663
Samsung C&T Corp.
275,100
0.1
1,263  Samsung Electro-
Mechanics Co. Ltd.
131,353
0.1
183,537  Samsung Electronics Co.
Ltd.
9,972,821
4.6
8,678
(2)
Samsung Engineering
Co. Ltd.
144,745
0.1
733
(2)
Samsung Fire & Marine
Insurance Co. Ltd.
145,046
0.1
20,241  Samsung Life Insurance
Co. Ltd.
1,051,836
0.5
1,615
Samsung SDS Co. Ltd.
183,659
0.1
32,694  Shinhan Financial Group
Co. Ltd.
1,001,747
0.4
65,394
SK Hynix, Inc.
6,548,600
3.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
162,440
(2)
SK Square Co. Ltd.
$ 6,310,499
2.9
92,678
SK Telecom Co. Ltd.
3,484,568
1.6
11,684  Woori Financial Group,
Inc.
121,144
0.0
35,757,260
16.3
Taiwan : 15.0%
8,000
Accton Technology Corp.
134,580
0.1
229,000
Acer, Inc.
336,308
0.1
16,699
Advantech Co. Ltd.
180,002
0.1
142,000  ASE Technology Holding
Co. Ltd.
613,976
0.3
68,000
Asia Cement Corp.
86,232
0.0
16,000
Asustek Computer, Inc.
227,189
0.1
20,000  Catcher Technology Co.
Ltd.
124,275
0.1
121,000  Chicony Electronics Co.
Ltd.
634,430
0.3
126,000
China Steel Corp.
100,968
0.0
48,000  Chunghwa Telecom Co.
Ltd.
181,964
0.1
639,000
Compal Electronics, Inc.
732,841
0.3
144,000  CTBC Financial Holding
Co. Ltd.
130,639
0.1
32,000
Delta Electronics, Inc.
286,355
0.1
9,000
Eclat Textile Co. Ltd.
157,079
0.1
153,000  Far Eastern New Century
Corp.
150,957
0.1
50,000  Far EasTone
Telecommunications Co.
Ltd.
128,341
0.1
25,000  Feng TAY Enterprise Co.
Ltd.
128,901
0.1
881,000
(1)(2)(3)
FIT Hon Teng Ltd.
105,304
0.0
66,000  Formosa Chemicals &
Fibre Corp.
119,154
0.1
79,000
Formosa Plastics Corp.
181,546
0.1
114,000  Foxconn Technology Co.
Ltd.
183,580
0.1
10,000  Gigabyte Technology Co.
Ltd.
98,956
0.0
108,000  Hon Hai Precision
Industry Co. Ltd.
353,292
0.2
242,000
Inventec Corp.
425,029
0.2
4,000
Largan Precision Co. Ltd.
317,139
0.1
98,000
Lite-On Technology Corp.
339,385
0.2
198,000
MediaTek, Inc.
6,109,810
2.8
66,000  Micro-Star International
Co. Ltd.
382,802
0.2
109,000
Nan Ya Plastics Corp.
211,243
0.1
32,000  Novatek Microelectronics
Corp.
521,271
0.2
172,000
Pegatron Corp.
453,422
0.2
266,000
Pou Chen Corp.
267,779
0.1
96,000  Powertech Technology,
Inc.
445,698
0.2
12,000  President Chain Store
Corp.
101,176
0.0
17,000
Quanta Computer, Inc.
134,419
0.1
19,000  Realtek Semiconductor
Corp.
284,343
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
23,000  Sino-American Silicon
Products, Inc.
$ 140,632
0.1
216,000  Taishin Financial Holding
Co. Ltd.
118,327
0.0
41,000
Taiwan Mobile Co. Ltd.
128,159
0.1
738,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
14,773,653
6.8
130,000  Teco Electric and
Machinery Co. Ltd.
190,661
0.1
20,000  Unimicron Technology
Corp.
112,206
0.0
123,000  Uni-President Enterprises
Corp.
284,239
0.1
467,000  United Microelectronics
Corp.
727,427
0.3
41,000  Vanguard International
Semiconductor Corp.
96,201
0.0
143,000
Wistron Corp.
523,569
0.2
2,000
Wiwynn Corp.
141,002
0.1
50,000  Zhen Ding Technology
Holding Ltd.
160,967
0.1
32,767,428
15.0
Thailand : 1.7%
28,800  Advanced Info Service
PCL
177,620
0.1
160,000  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
124,022
0.1
20,100  Bumrungrad Hospital PCL
- Foreign
135,989
0.1
1,686,740
CP ALL PCL - Foreign
2,483,054
1.1
372,900  Land & Houses PCL
- Foreign
80,462
0.0
117,400
Minor International PCL
100,938
0.0
40,500  PTT Exploration &
Production PCL - Foreign
Shares
170,923
0.1
306,700
PTT PCL - Foreign
291,144
0.1
15,200  Siam Cement PCL
- Foreign
115,699
0.0
96,200
Thai Oil PCL - Foreign
148,002
0.1
3,827,853
1.7
Turkey : 0.4%
425,715
Akbank TAS
554,158
0.2
11,320  BIM Birlesik Magazalar
AS
141,952
0.1
44,962  Turkcell Iletisim Hizmetleri
AS
101,570
0.0
40,484  Turkiye Petrol Rafinerileri
AS
199,458
0.1
997,138
0.4
United Arab Emirates : 0.4%
258,150
Air Arabia PJSC
209,193
0.1
71,256
Aldar Properties PJSC
98,941
0.1
79,154  Emaar Development
PJSC
149,785
0.1
127,424
Emaar Properties PJSC
257,635
0.1
119,210
(2)
Multiply Group PJSC
93,606
0.0
809,160
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom : 1.0%
5,240
Anglogold Ashanti PLC
$ 93,770
0.0
43,349
Unilever PLC, ADR
2,110,663
1.0
2,204,433
1.0
United States : 1.1%
27,420
Micron Technology, Inc.
2,351,265
1.1
Uruguay : 0.9%
1,155
(2)
MercadoLibre, Inc.
1,977,141
0.9
Total Common Stock
(Cost $215,299,111)
214,592,455
98.1
EXCHANGE-TRADED FUNDS : 0.0%
505
(1)
iShares MSCI Emerging
Markets ETF
19,387
0.0
Total Exchange-Traded
Funds
(Cost $20,159)
19,387
0.0
PREFERRED STOCK : 1.0%
Brazil : 0.9%
31,788
Bradespar SA
146,159
0.1
81,765  Cia Energetica de Minas
Gerais
190,451
0.1
125,700
Gerdau SA
534,575
0.2
236,312
Itausa SA
478,882
0.2
88,858
Metalurgica Gerdau SA
178,276
0.1
46,942
Petroleo Brasileiro SA
386,098
0.2
1,914,441
0.9
Chile : 0.0%
46,486
Embotelladora Andina SA
118,440
0.0
South Korea : 0.1%
3,552  Samsung Electronics Co.
Ltd.
155,421
0.1
Total Preferred Stock
(Cost $2,302,506)
2,188,302
1.0
Total Long-Term
Investments
(Cost $217,621,776)
216,800,144
99.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.0%
Repurchase Agreements : 0.4%
797,936
(4)
JPMorgan Securities LLC,
Repurchase Agreement
dated 01/31/2024,
5.310%, due 02/01/2024
(Repurchase Amount
$798,052, collateralized
by various U.S.
Government Securities,
0.375%-2.000%, Market
Value plus accrued
interest $813,895, due
12/31/25-02/15/50)
$ 797,936
0.4
Total Repurchase
Agreements
(Cost $797,936)
797,936
0.4
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.6%
2,741,392
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.220%
2,741,392
1.2
807,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.210%
807,000
0.4
Total Mutual Funds
(Cost $3,548,392)
3,548,392
1.6
Total Short-Term
Investments
(Cost $4,346,328)
4,346,328
2.0
Total Investments in
Securities
(Cost $221,968,104) $ 221,146,472 101.1
Liabilities in Excess of
Other Assets (2,467,277) (1.1)
Net Assets $ 218,679,195 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of January 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 26.4%
Consumer Staples 16.4
Financials 11.6
Energy 10.1
Consumer Discretionary 10.0
Communication Services 8.7
Industrials 6.1
Materials 5.5
Health Care 1.9
Utilities 1.7
Real Estate 0.7
Exchange-Traded Funds 0.0
Short-Term Investments 2.0
Liabilities in Excess of Other Assets (1.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 16,817,482 $ — $ — $ 16,817,482
Chile 1,238,570 — — 1,238,570
China 2,469,467 32,654,241 — 35,123,708
Colombia 91,165 — — 91,165
France — 1,595,972 — 1,595,972
Germany — 1,142,540 — 1,142,540
Greece 1,157,250 174,770 — 1,332,020
Hong Kong 100,336 4,917,173 — 5,017,509
Hungary 784,657 — — 784,657
India 6,207,111 30,020,878 — 36,227,989
Indonesia 282,851 3,904,988 — 4,187,839
Japan — 2,821,947 — 2,821,947
Kuwait 139,251 93,009 — 232,260
Malaysia 530,556 747,054 — 1,277,610
Mexico 16,974,360 — — 16,974,360
Netherlands 147,289 1,831,132 — 1,978,421
Peru 1,690,005 — — 1,690,005
Philippines 103,670 276,427 — 380,097
Qatar 96,053 179,208 — 275,261
Romania 275,997 — — 275,997
Saudi Arabia 457,038 491,172 — 948,210
South Africa 3,352,826 134,332 — 3,487,158
South Korea — 35,757,260 — 35,757,260
Taiwan — 32,767,428 — 32,767,428
Thailand — 3,827,853 — 3,827,853
Turkey 101,570 895,568 — 997,138
United Arab Emirates 98,941 710,219 — 809,160
United Kingdom 2,110,663 93,770 — 2,204,433
United States 2,351,265 — — 2,351,265
Uruguay 1,977,141 — — 1,977,141
Total Common Stock 59,555,514 155,036,941 — 214,592,455
Exchange-Traded Funds 19,387 — — 19,387
Preferred Stock 2,032,881 155,421 — 2,188,302
Short-Term Investments 3,548,392 797,936 — 4,346,328
Total Investments, at fair value $ 65,156,174 $ 155,990,298 $ — $ 221,146,472
Other Financial Instruments+
Forward Foreign Currency Contracts — 552 — 552
Total Assets $ 65,156,174 $ 155,990,850 $ — $ 221,147,024
Liabilities Table
Other Financial Instruments+
Futures $ (6,796) $ — $ — $ (6,796)
Total Liabilities $ (6,796) $ — $ — $ (6,796)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (Unaudited) (continued)

Voya VACS Series EME Fund
At January 31, 2024, the following forward foreign currency contracts were outstanding for Voya VACS Series EME Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 83,843 ZAR 1,559,808 The Bank of New York Mellon 02/05/24 $ 552
$ 552
At January 31, 2024, the following futures contracts were outstanding for Voya VACS Series EME Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 19 03/15/24 $ 931,760 $ (6,796)
$ 931,760 $ (6,796)
Currency Abbreviations:
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 17,204,416
Gross Unrealized Depreciation (18,026,048)
Net Unrealized Depreciation $ (821,632)